SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 22:-	SUBSEQUENT EVENTS

a.
On February 8, 2012, Syneron signed a definitive agreement ("the Agreement") to acquire Ultrashape Ltd. ("Ultrashape"), a developer, manufacturer and marketer of innovative non-invasive technologies for fat cell destruction and body sculpting. Ultrashape is the sole operating entity of Ultrashape Medical Ltd., which is traded on the Tel-Aviv Stock Exchange, and it owns all rights and interests in the fat cell reduction and body sculpting business. Ultrashape's products are approved and commercially available in Europe, Canada, Latin America and Asia. Under the terms of the Agreement, Syneron will acquire 100% of the outstanding shares of Ultrashape from Ultrashape Medical Ltd. for $ 12,000 in cash. The acquisition closed on February 13, 2012.

b.
On March 14, 2012, Syneron acquired substantially all the assets of TransPharma Medical Ltd. (TransPharma), a specialty pharmaceutical company focused on the development and commercialization of drug-products utilizing an innovative active transdermal drug delivery technology. Syneron acquired substantially all the assets of TransPharma, including its patent portfolio, for approximately $3.6 million in cash. TransPharma has developed an innovative transdermal drug delivery technology based on RF-MicroChannels™ that create microscopic channels across the skin. Its first product, the Viador system, is a handheld device with an RF-needle array. It is CE Mark approved for use in transdermal delivery of biologic drug-products via a system-specific skin patch. The Viador system along with certain other intangible assets is expected to provide a commercial opportunity within the professional and home-use aesthetic device markets.

c.	On March 15, 2012, Syneron made an equity investment in Juvenis Ltd. ("Juvenis"), an Israel-based company focused on commercializing advanced biopolymer compounds for use in aesthetic tissue augmentation. Juvenis' first product under development is Tenergel™, unique dermal filler initially intended for use in high-volume aesthetic applications and body contouring procedures. Under terms of the agreement, Syneron made an initial equity investment in Juvenis of $ 1,000 in cash, with potential additional development milestone payments totaling $ 3,000. The agreement also includes a call option for Syneron to acquire all of the shares of Juvenis. Tenergel™ is injectable, biodegradable dermal filler with a natural tissue-like feel that is expected to provide safe and long lasting (more than 12 months) results with a low cost of manufacturing. Syneron's equity investment and development milestone payments are to be used by Juvenis to advance the development of Tenergel™ towards commercialization.

d.
In January 2012, the Company stopped selling LiteTouch dental laser systems in Europe as a result of a test of the LiteTouch product initiated in the fourth quarter of 2011, which concluded that LiteTouch systems currently on the European market are not fully compliant with certain Electromagnetic Compatibility (EMC) requirements of the European Norm standard. As a result of the noncompliance, the CE certificate of conformity for the LiteTouch system was suspended in January 2012.  During the pendency of the suspension of the CE certificate and until the reinstatement of such certificate, the Company will not sell LiteTouch dental laser systems in the European market, which is the Company major market.

After receiving notice of suspension of the CE certificate, the Company commenced a dialogue with certain European regulatory agencies and, after completion of these discussions, initiated a voluntary field action in March 2012.  Pursuant to that voluntary field action, the Company intends to replace the LiteTouch noncompliant installed base in Europe at a total cost of approximately $3.2 million, which was recorded as Cost of Revenues in our audited 2011 financial statements. In accordance with Generally Accepted Accounting Principles the Company is required to recognize this subsequent event in its 2011 fiscal year results, since it related to conditions that existed at the balance sheet date of December 31, 2011 but prior to the issuance of our 2011 financial statements.